Financial Instruments - Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - TWD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	$ 326.8	$ 3,504.6
Financial assets at FVTOCI, investments in equity and debt instruments	131,520.9	103,472.4
Financial assets at FVTOCI	134,776.8	107,067.5
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	4,208.9	3,910.7	$ 5,841.4
Measured at fair value on a recurring basis [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL	326.8	3,504.6
Financial assets at FVTOCI	134,776.8	107,067.5
Hedging derivative financial assets	25.9
Hedging derivative financial liabilities		155.8
Measured at fair value on a recurring basis [member] | Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Notes and accounts receivable, net	3,255.9	3,595.1
Measured at fair value on a recurring basis [member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments		107.6
Measured at fair value on a recurring basis [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	12,678.1	11,596.3
Hedging derivative financial assets	22.4
Hedging derivative financial liabilities		153.9
Measured at fair value on a recurring basis [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL	203.0	3,504.6
Financial assets at FVTOCI	118,013.6	91,560.5
Hedging derivative financial assets	3.5
Hedging derivative financial liabilities		1.9
Measured at fair value on a recurring basis [member] | Level 2 [member] | Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Notes and accounts receivable, net	3,255.9	3,595.1
Measured at fair value on a recurring basis [member] | Level 2 [member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments		107.6
Measured at fair value on a recurring basis [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL	123.8
Financial assets at FVTOCI	4,085.1	3,910.7
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	162.1	85.3
Hedging derivative financial assets		23.5
Financial liabilities at FVTPL, Held for trading	982.3	40.8
Hedging derivative financial liabilities	1.8
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets	3.5
Hedging derivative financial liabilities		1.9
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	162.1	85.3
Hedging derivative financial assets		23.5
Financial liabilities at FVTPL, Held for trading	982.3	40.8
Hedging derivative financial liabilities	1.8
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member] | Level 2 [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets	3.5
Hedging derivative financial liabilities		1.9
Measured at fair value on a recurring basis [member] | Convertible Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	123.8
Measured at fair value on a recurring basis [member] | Convertible Bonds [Member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	123.8
Measured at fair value on a recurring basis [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	51,790.0	40,753.6
Measured at fair value on a recurring basis [member] | Corporate bonds [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	51,790.0	40,753.6
Measured at fair value on a recurring basis [member] | Agency bonds/Agency mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	51,966.5	31,288.8
Measured at fair value on a recurring basis [member] | Agency bonds/Agency mortgage-backed securities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	51,966.5	31,288.8
Measured at fair value on a recurring basis [member] | Asset backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	10,815.9	15,670.3
Measured at fair value on a recurring basis [member] | Asset backed securities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	10,815.9	15,670.3
Measured at fair value on a recurring basis [member] | Government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	12,824.2	11,151.3
Measured at fair value on a recurring basis [member] | Government bonds [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	12,678.1	11,006.2
Measured at fair value on a recurring basis [member] | Government bonds [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	146.1	145.1
Measured at fair value on a recurring basis [member] | Publicly traded stocks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments		590.1
Measured at fair value on a recurring basis [member] | Publicly traded stocks [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments		590.1
Measured at fair value on a recurring basis [member] | Futures Contract [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets	22.4
Hedging derivative financial liabilities		153.9
Measured at fair value on a recurring basis [member] | Futures Contract [member] | Level 1 [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets	22.4
Hedging derivative financial liabilities		153.9
Measured at fair value on a recurring basis [member] | Agency mortgage backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	40.9	3,419.3
Measured at fair value on a recurring basis [member] | Agency mortgage backed securities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	40.9	3,419.3
Measured at fair value on a recurring basis [member] | Non-publicly traded stocks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	4,124.3	3,910.7
Measured at fair value on a recurring basis [member] | Non-publicly traded stocks [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	39.2
Measured at fair value on a recurring basis [member] | Non-publicly traded stocks [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	$ 4,085.1	$ 3,910.7